UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Asset Allocation Trust.

Date of reporting period: July 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Asset Allocation Trust	Portfolio of investments — July 31, 2017 (unaudited)

Security name				Shares	Value

Investment Companies : 99.78%

Affiliated Master Portfolios : 99.78%
GMO Alpha Only Fund Class IV (l)				4,659,040	$101,054,581
GMO Asset Allocation Bond Fund Class VI (l)†				24,342,827	543,088,476
GMO Core Plus Bond Fund Class IV (l)				15,716,338	339,158,575
GMO Emerging Country Debt Fund Class IV (l)				2,583,479	76,031,785
GMO Emerging Markets Fund Class VI (l)				19,297,175	647,034,265
GMO International Equity Fund Class IV (l)				31,490,698	711,689,783
GMO Opportunitstic Income Fund Class VI (l)				2,582,553	67,998,632
GMO Quality Equity Fund Class VI (l)				10,258,168	244,349,551
GMO Risk Premium Fund Class VI (l)				2,868,548	83,818,966
GMO SGM Major Markets Fund Class IV (l)				3,069,848	100,721,712
GMO U.S. Equity Allocation Fund Class VI (l)				16,716,622	245,734,336
GMO U.S. Treasury Fund Class IV (l)				7,946,908	198,593,238

Total Investment Companies (Cost $3,055,410,957)					3,359,273,900

		Interest rate	Maturity date	Principal

Short-Term Investments : 0.29%

Time Deposit : 0.29%
State Street Bank Euro Dollar		0.12%	8-1-2017	$9,954,352	9,954,352

Total Short-Term Investments (Cost $9,954,352)					9,954,352

Total investments in securities (Cost $3,065,365,309)*	100.07%				3,369,228,252
Other assets and liabilities, net	(0.07)				(2,432,319)

Total net assets	100.00%				$3,366,795,933

(l)	The issuer of the security is an affiliated person of the Trust as defined in the Investment Company Act of 1940.
†	Non-income-earning security
*	Cost for federal income tax purpoes is $3,114,188,588 and unrealized gains (losses) consists of:

Gross unrealized gains	$373,445,964
Gross unrealized losses	(118,406,300)

Net unrealized gains	$255,039,664

1

Asset Allocation Trust (the “Trust”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Wells Fargo Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Trust may deviate from this calculation time under unusual or unexpected circumstances.

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Trust’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$3,359,273,900	$0	$0	$3,359,273,900
Short-term investments
Time deposit	0	9,954,352	0	9,954,352

Total assets	$3,359,273,900	$9,954,352	$0	$3,369,228,252

The Trust recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Asset Allocation Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 25, 2017